FIERA CAPITAL GLOBAL EQUITY FUND (“GLOBAL FUND”)
FIERA CAPITAL INTERNATIONAL EQUITY FUND (“INTERNATIONAL FUND”)
FIERA CAPITAL U.S. EQUITY LONG-TERM QUALITY FUND (“U.S. FUND,”
TOGETHER WITH GLOBAL FUND AND INTERNATIONAL FUND, THE “FUNDS”
AND EACH, A “FUND”)

SUPPLEMENT DATED AUGUST 18, 2021 TO EACH FUND’S
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 29, 2021

Fiera Capital Corporation, parent company of Fiera Capital, Inc., the investment adviser to the Funds (the “Investment Adviser”, and collectively with Fiera Capital Corporation, “Fiera Capital”) announced on August 11, 2021 that it has entered into an agreement to establish a strategic relationship with StonePine Asset Management Inc. (“StonePine”), a new firm controlled by Nadim Rizk, current portfolio manager of each Fund (the “Agreement”). StonePine is a Canadian company and, under the terms of the Agreement, is currently seeking to register under the Investment Advisers Act of 1940 with the Securities and Exchange Commission. Under the terms of the Agreement and subject to relevant board, client and/or shareholder consent, StonePine has agreed to provide sub-advisory services to Fiera Capital’s Global, EAFE (Europe, Australasia and the Far East) and U.S. Equity strategies currently managed by Nadim Rizk and his team. Nadim Rizk and the other members of his team are anticipated to remain employees of Fiera Capital until closing of the Agreement, which is currently targeted for the end of fiscal year 2021. The Agreement is subject to, among other things, completion of StonePine’s registration process and obtaining requisite client consents.

As a condition to the Agreement and subject to approval by the Board of Trustees (the “Board”) of Fiera Capital Series Trust (the “Trust”), StonePine is proposed to provide sub-advisory services to each Fund pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Investment Adviser. In this regard, Fund shareholders will also be asked to approve the Sub-Advisory Agreement, which Sub-Advisory Agreement has not yet been considered by the Board. There can be no assurance that the transactions contemplated by the Agreement will be consummated and that the Sub-Advisory Agreement will be approved and effected.

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THE FOREGOING IS NOT A SOLICITATION OF ANY PROXY. SHAREHOLDERS ARE URGED TO READ THE DEFINITIVE PROXY STATEMENT WHEN IT BECOMES AVAILABLE, BECAUSE IT WILL CONTAIN IMPORTANT INFORMATION ABOUT THE PROPOSED SUB-ADVISORY AGREEMENT.